OTHER PAYABLES (Tables)	12 Months Ended
Jun. 30, 2025
OTHER PAYABLES
Schedule of other payables third parties

	June 30,	June 30,	June 30,
	2024	2025	2025
Third Parties	RMB	RMB	US Dollars
Professional service fees	¥1,610,455	¥2,211,757	$308,749
Distributors and employees	586,929	2,837,272	396,068
Accrued expenses	229,385	523,917	73,136
Others	342,916	581,943	81,236
Total	¥2,769,685	¥6,154,889	$859,189

Schedule Of other payables related party

	June 30,	June 30,	June 30,
	2024	2025	2025
Related Parties	RMB	RMB	US Dollars
Expenses paid by the major shareholders	¥1,453,910	¥2,382,218	$332,545
Due to family members of the owners of BHD and FGS	845,159	545,159	76,101
Total	¥2,299,069	¥2,927,377	$408,646